As filed with the Securities and Exchange Commission
on March 6, 2015

1933 Act File No. 002-78808

1940 Act File No. 811-03541

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 71	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 72	☒

ASSET MANAGEMENT FUND

(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Boulevard, Suite 150

Columbus, Ohio 43215

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (614) 255-5550

(Name and Address of Agent for Service)	Copy to:
Dana A. Gentile, President Asset Management Fund 325 John H. McConnell Boulevard, Suite 150 Columbus, Ohio 43215	John S. Marten, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601-1003

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or
☐	on March 1, 2015 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Asset Management Fund, certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and State of Ohio on the 6th day of March 2015.
Asset Management Fund

By:	/s/ Dana A. Gentile
Dana A. Gentile, President
Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on March 6, 2015 by the following persons in the capacities indicated.

SIGNATURE	TITLE	DATE

Rodger D. Shay, Jr.*	Trustee and Chairman of the
Rodger D. Shay, Jr.	Board

/s/ Dana A. Gentile	Trustee and President (principal	March 6, 2015
Dana A. Gentile	executive officer)

David F. Holland*	Trustee
David F. Holland

Gerald J. Levy*	Trustee and Vice Chairman of
Gerald J. Levy	the Board

Maria F. Ramirez*	Trustee
Maria F. Ramirez

/s/ Trent M. Statczar	Treasurer (principal financial	March 6, 2015
Trent M. Statczar	and accounting officer)

/s/ Dana A. Gentile
*Dana A. Gentile Attorney-In-Fact March 6, 2015

*Original Powers of attorney authorizing Dana A. Gentile and David Bunstine to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement were previously filed with the Post-Effective Amendment No. 70 on or about February 27, 2015 and incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase